Transactions with related parties - Narrative (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2026
Government
Disclosure of transactions between related parties [line items]
Ownership interest in reporting company	100.00%
Percentage of company's outstanding loan guaranteed	38.00%	43.00%
EKN
Disclosure of transactions between related parties [line items]
Remuneration to EKN for the guarantees paid	kr 6	kr 30
Credit facility with the Swedish National Debt Office | Swedish National Debt Office
Disclosure of transactions between related parties [line items]
Credit facility, granted by the government	150,000	150,000
Loans covered by CIRR-system, limit for credit facility	138,000	138,000
Commercial export financing, limit for credit facility	kr 12,000	kr 12,000
Credit facility with the Swedish National Debt Office | Swedish National Debt Office | Forecast
Disclosure of transactions between related parties [line items]
Credit facility, granted by the government			kr 175,000
Commercial export financing, limit for credit facility			kr 14,000